DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred charges [Abstract]
DEFERRED CHARGES
14.   DEFERRED CHARGES

(in thousands of $)	2013	2012
Capitalized financing fees and expenses	2,699	3,405
Accumulated amortization	(2,035)	(2,183)
	664	1,222

During the year ended December 31, 2013, fully amortized deferred charges of $0.7 million were removed from cost and accumulated amortization.

During the years ended December 31, 2013, 2012 and 2011, $0.1 million, $0.3 million and nil respectively, were charged against income as a result of early loan repayments.